Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments And Contingencies

14. Commitments and Contingencies

14.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

The Company has obtained insurance for the assessed market value of the rigs. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable for include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The Company's loss of hire insurance coverage does not protect against loss of income from day one, but will be effective after 45 days' off-hire. The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition.

The insurance covers approximately one year for the loss of hire. In the first half of 2012, the Ocean Rig Corcovado incurred off-hire which was a covered event under the Company's loss of hire policy that resulted in $24.6 million being recognized as revenue during the six month period ended June 30, 2012.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.1 million during the six month period ended June 30, 2012, which is included under "Legal settlements" in the consolidated statement of operations.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

14.2 Contractual revenue

Future minimum contractual revenue, based on rigs committed to non-cancelable, long-term contracts as of June 30, 2012, amounted to $1,019,670 for twelve months ending June 30, 2013, $737,057 for twelve months ending June 30, 2014, $670,175 for twelve months ending June 30, 2015 and $124,963 for twelve months ending June 30, 2016. These amounts do not include any assumed off-hire.

14.3 Purchase obligations

As of June 30, 2012, the Company made an aggregate of $726,681 of construction and construction-related payments for the Company's seventh generation drillships under construction and has remaining total construction and construction-related payments for its seventh generation drillships of approximately $1,096,826 in the aggregate, due in the third and fourth quarter of 2013.

14.4 Rental payments

Ocean Rig entered into two three-year office lease agreements with an unrelated third party which commenced on September 1, 2011 and October 1, 2011, respectively. These leases include an option for an additional two and three-year term, respectively, which must be exercised at least six months prior to the end of the term of the contract which expires in September 2014 and October 2014, respectively. Ocean Rig also entered into a three-year office lease with a third party in Nicosia, Cyprus which commenced on September 1, 2010 and expires in 2014. The lease agreements relating to office space are considered to be operating lease contracts. As of June 30, 2012, the future obligations amount to $1,232 for the twelve months ending June 30, 2013, and 2014, and $272 for the twelve months ending June 30, 2015. The contracts expire in 2014.